Schedule of balance sheet and statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operating income and expenses	R$ (1,534,602)	R$ (5,224,682)	R$ (4,631,236)
Other comprehensive income	963,798	(3,154,442)	105,537
Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	16,351	(132,319)	4,986
Liabilities non-current	(101,822)
Total	(136,742)
Other operating income and expenses	(27,728)	(283,149)
Other comprehensive income	(825)
Liabilities current	(34,920)
Currency risk [member] | Exchange Rate Swap Dollar Real [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	37,322		783
Currency risk [member] | Exchange Rate Swap Dollar Euro [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	7,119	(9,070)
Currency risk [member] | Exchange Rate Swap G B P Euro [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net		(602)
Currency risk [member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(9,960)	(106,143)	R$ 4,203
Liabilities non-current	(101,822)
Total	(101,822)
Currency risk [member] | Iron Ore Derivative [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	16,790	(16,504)
Other operating income and expenses	(27,728)	R$ (283,149)
Other comprehensive income	(825)
Currency risk [member] | Exchange Rate Swap C D I I P C A [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(34,920)
Total	(34,920)
Liabilities current	R$ (34,920)